Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Dryships Inc.
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2010	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(3,036,048)	5.68
Balance December 31, 2011	8,510,150	$5.60
Vested	(2,505,150)	5.83
Balance December 31, 2012	6,005,000	$5.50
Granted	1,000,000	2.01

Vested	(1,338,334)	4.63
Balance December 31, 2013	5,666,666	$5.09

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2010	3,056,823	$28.71
Granted and vested	2,005,000	5.50
Non vested shares granted in prior years and vested 2011	1,031,048	6.03
As at December 31, 2011	6,092,871	$17.23
Non vested shares granted in prior years and vested 2012	2,505,150	5.83
As at December 31, 2012	8,598,021	$13.91
Granted and vested	333,334	2.01
Non vested shares granted in prior years and vested 2013	1,005,000	5.50
As at December 31, 2013	9,936,355	$12.66

Ocean Rig UDW
Equity incentive plan

1	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2011	-	-
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance December 31, 2012	73,500	$16.40
Granted	342,400	17.19
Forfeited	(15,900)	16.90
Vested	(160,133)	16.92
Balance December 31, 2013	239,867	$17.15

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2011	1-	1-
Granted and vested	2,500	16.50
As at December 31, 2012	2,500	$16.50
Granted and vested	117,133	17.18
Non vested shares granted in prior years and vested 2013	43,000	16.16
As at December 31, 2013	162,633	16.90